COMMITMENTS AND CONTINGENCIES (Details Narrative)														1 Months Ended																2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 04, 2024 USD ($)	Nov. 16, 2022 shares	Nov. 16, 2022 shares	Oct. 25, 2022 shares	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	Jul. 01, 2022 USD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Oct. 01, 2020 USD ($)	Oct. 01, 2020 EUR (€)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Jun. 30, 2012	Oct. 12, 2024 USD ($)	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jul. 05, 2023
Total litigation penalty amount																																$ 30,000		$ 30,000
Royalties percentage										2.00%	2.00%
Unreimbursed lab fees																																48,429		47,531	$ 18,056
Cash fee percentage																																				10.00%
Warrants term	5 years
Deferred offering cost																																52,117		27,117
Payments for Rent																																$ 13,718	$ 13,006	$ 34,150	28,841
Incremental borrowing rate								8.00%	8.00%
Weighted average remaining lease term																																3 months 3 days		9 months 3 days
Royalty fees																																		$ 0	$ 0
Accrued expense | shares																																14,508		7,980	101
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset								$ 66,201
Operating Lease, Liability								$ 66,201
Consultant [Member]
Sale of stock percent	5.00%
Expenses advance	$ 50,000
Deferred offering cost	$ 25,000																															$ 25,000		$ 25,000
Maximum [Member]
Cash fee percentage	8.00%
Common Stock [Member]
Sale of stock percent	3.00%
Stock issued during period shares for services | shares		1																													250				1
Common Stock [Member] | Consultant [Member]
Stock issued during period shares for services | shares			1	0.10
Equity and Equity Linked Placements [Member]
Cash fee percentage	8.00%
Debt Placements [Member]
Cash fee percentage	6.00%
University of Jaen [Member]
Payment for services										$ 30,268	€ 25,837
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage																													2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage																													5.00%
1-Year Collaboration Agreement [Member]
Payment for services												$ 59,508	€ 52,000
2-Year Collaboration Agreement [Member]
Payment for services										$ 35,145	€ 30,000	$ 45,775	€ 40,000
Royalty percentage												2.00%	2.00%
Research Agreement [Member] | University of Jaen [Member]
Payment for services					$ 53,806	€ 53,200
Royalty percentage					1.00%	1.00%
Underwriting Agreement [Member] | EF Hutton LLC [Member]
Sale of underwriting agreements	$ 15,000,000
Merger Acquisition Agreement [Member] | Consultant [Member]
Expenses advance	25,000
Initial Payable [Member] | Consultant [Member]
Expenses advance	$ 25,000
New Three-Year Operating Lease Agreement [Member]
Lessee operating lease term								3 years
Payments for Rent								$ 2,176	$ 3,000
Consulting Agreement [Member]
Monthly Fee							$ 50,000																							$ 7,500
Stock fee percentage							9.90%																												9.90%
Accrued expense | shares																																			10
Other liabilities																																			$ 0
From 2012 through the 2014 [Member]
Total litigation penalty amount																																$ 10,000		$ 10,000
Installment 1 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services | €																												€ 5,000
Installment 1 [Member] | Research Agreement [Member]
Payment for services																						$ 18,407	€ 18,200
Installment 2 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																										$ 5,858	€ 5,000
Installment 2 [Member] | Research Agreement [Member]
Payment for services																				$ 8,091	€ 8,000
Installment 3 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																								$ 11,715	€ 10,000
Installment 3 [Member] | Research Agreement [Member]
Payment for services																		$ 7,080	€ 7,000
Installment 4 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																				$ 11,715	€ 10,000
Installment 4 [Member] | Research Agreement [Member]
Payment for services																$ 10,114	€ 10,000
Installment 5 [Member] | Research Agreement [Member]
Payment for services														$ 10,114	€ 10,000